Investments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2020	R$ 338,211	R$ 291,407	R$ 345,798
Net income (loss)	37,314	96,029	5,548
Other comprehensive income	2,721	144	(207)
Additional dividends proposed			(51,799)
Dividends	(24,187)	(49,369)	(7,933)
Balance as of January 1, 2022	313,861	338,211	291,407
Distribution of dividends with retained earnings	(40,198)
Compagas [Member]
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2020	248,869	242,578	273,580
Net income (loss)	87,809	48,800	28,898
Other comprehensive income	702	144	(168)
Additional dividends proposed			(51,799)
Dividends	(24,187)	(42,653)	(7,933)
Balance as of January 1, 2022	272,995	248,869	242,578
Distribution of dividends with retained earnings	(40,198)
Elejor [Member]
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2020	(12,285)	4,046	12,858
Net income (loss)	(207)	(16,331)	(8,812)
Other comprehensive income	2,041
Additional dividends proposed
Dividends
Balance as of January 1, 2022	(10,451)	(12,285)	4,046
Distribution of dividends with retained earnings
U E G Araucaria [Member]
IfrsStatementLineItems [Line Items]
Balance as of January 1, 2020	101,627	44,783	59,360
Net income (loss)	(50,288)	63,560	(14,538)
Other comprehensive income	(22)		(39)
Additional dividends proposed
Dividends		(6,716)
Balance as of January 1, 2022	51,317	R$ 101,627	R$ 44,783
Distribution of dividends with retained earnings